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                       SUPPLEMENTS DATED JANUARY 2, 2001
              TO PROSPECTUSES DATED MAY 1, 2000 AND JUNE 23, 2000

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                          KEMPER ADVANTAGE III, ZURICH
                    KEMPER LIFEINVESTOR AND ZURICH PREFERRED
           (INDIVIDUALLY A "CONTRACT," COLLECTIVELY THE "CONTRACTS")

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                                   ISSUED BY
                        KILICO VARIABLE SEPARATE ACCOUNT
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      AND
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, and the Dreyfus VIF-Appreciation and Dreyfus VIF-Small Cap Portfolios of Dreyfus Variable Investment Fund each offer two classes of shares: Service shares and Initial shares. Each Fund's prospectus dated December 31, 2000 describes the Service shares and the Initial shares. Currently, only the Funds' Initial shares are available for investment under the Contracts, and each Fund or Portfolio may not be available under your Contract.